Consolidated Schedule of Investments (unaudited)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 39.4%
360 DigiTech Inc.(a)(b)	63,300	$1,291,953
360 Security Technology Inc., Class A(a)	360,000	676,355
3SBio Inc.(a)(c)	1,050,000	960,864
51job Inc., ADR(a)	22,800	1,357,968
AAC Technologies Holdings Inc.	600,000	2,593,330
AECC Aviation Power Co. Ltd., Class A	121,091	1,117,434
Agile Group Holdings Ltd.	1,200,000	940,731
Agora Inc., ADR(a)	36,300	791,340
Agricultural Bank of China Ltd., Class A	3,180,000	1,458,361
Agricultural Bank of China Ltd., Class H	19,200,000	6,524,298
Aier Eye Hospital Group Co. Ltd., Class A	261,074	1,971,866
Air China Ltd., Class A(a)	390,018	517,502
Air China Ltd., Class H(a)	1,204,000	847,041
Akeso Inc.(a)(c)	257,000	1,432,730
Alibaba Group Holding Ltd.(a)	11,310,040	232,564,484
Alibaba Health Information Technology Ltd.(a)	3,000,000	3,756,564
Alibaba Pictures Group Ltd.(a)(b)	9,000,000	956,101
A-Living Smart City Services Co. Ltd.(c)	450,000	1,493,765
Aluminum Corp. of China Ltd., Class A(a)	750,099	720,399
Aluminum Corp. of China Ltd., Class H(a)	3,000,000	1,805,371
Angel Yeast Co. Ltd., Class A	31,698	275,318
Anhui Conch Cement Co. Ltd., Class A	240,080	1,422,309
Anhui Conch Cement Co. Ltd., Class H	840,000	4,153,721
Anhui Gujing Distillery Co. Ltd., Class A	31,635	1,122,847
Anhui Gujing Distillery Co. Ltd., Class B	60,000	773,591
Anhui Kouzi Distillery Co. Ltd., Class A	30,000	283,257
ANTA Sports Products Ltd.	854,000	13,231,637
Autohome Inc., ADR	54,600	2,148,510
AVIC Electromechanical Systems Co. Ltd., Class A	240,099	568,917
AVIC Industry-Finance Holdings Co. Ltd., Class A	660,000	401,033
AviChina Industry & Technology Co. Ltd., Class H	1,800,000	1,145,249
Baidu Inc., ADR(a)	206,100	33,437,664
Bank of Beijing Co. Ltd., Class A	990,000	684,332
Bank of Chengdu Co. Ltd., Class A	240,000	478,060
Bank of China Ltd., Class A	1,350,000	642,266
Bank of China Ltd., Class H	58,800,000	20,809,411
Bank of Communications Co. Ltd., Class A	1,830,086	1,290,455
Bank of Communications Co. Ltd., Class H	6,300,100	3,747,821
Bank of Hangzhou Co. Ltd., Class A	330,160	735,463
Bank of Jiangsu Co. Ltd., Class A	810,000	794,938
Bank of Nanjing Co. Ltd., Class A	513,000	776,559
Bank of Ningbo Co. Ltd., Class A	300,023	1,786,287
Bank of Shanghai Co. Ltd., Class A	720,041	819,315
Baoshan Iron & Steel Co. Ltd., Class A	1,020,095	1,133,918
Baozun Inc., ADR(a)	44,400	768,120
BBMG Corp., Class A	570,094	249,797
BeiGene Ltd., ADR(a)(b)	34,200	12,234,024
Beijing Capital International Airport Co. Ltd., Class H(a)	1,200,000	780,318
Beijing Dabeinong Technology Group Co. Ltd., Class A	225,700	302,218
Beijing Enlight Media Co. Ltd., Class A	150,000	219,191
Beijing Enterprises Holdings Ltd.	300,000	1,153,167
Beijing Enterprises Water Group Ltd.	3,600,000	1,376,043
Beijing New Building Materials PLC, Class A	90,626	398,837
Beijing Originwater Technology Co. Ltd., Class A	300,000	326,101
Beijing Shiji Information Technology Co. Ltd., Class A	44,320	163,788
Beijing Shunxin Agriculture Co. Ltd., Class A	30,000	152,584
Beijing Sinnet Technology Co. Ltd., Class A	91,699	189,032
Beijing Tiantan Biological Products Corp. Ltd., Class A	70,520	317,886
Security	Shares	Value

China (continued)
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,710,000	$1,227,962
Betta Pharmaceuticals Co. Ltd., Class A	30,000	370,520
BGI Genomics Co. Ltd., Class A	29,790	413,898
Bilibili Inc., ADR(a)(b)	122,400	8,971,920
BOC Aviation Ltd.(c)	180,000	1,575,139
BOE Technology Group Co. Ltd., Class A	1,740,000	1,335,068
Bosideng International Holdings Ltd.	2,400,000	1,859,648
Burning Rock Biotech Ltd., ADR(a)(b)	32,100	452,289
BYD Co. Ltd., Class A	90,000	4,393,082
BYD Co. Ltd., Class H	600,000	22,948,549
BYD Electronic International Co. Ltd.(b)	450,000	1,335,874
By-Health Co. Ltd., Class A	90,000	357,798
Caitong Securities Co. Ltd., Class A	240,068	384,229
CanSino Biologics Inc., Class H(a)(b)(c)	60,000	1,534,476
CGN Power Co. Ltd., Class H(c)	7,500,000	2,018,981
Changchun High & New Technology Industry
Group Inc., Class A	30,000	1,277,457
Changjiang Securities Co. Ltd., Class A	450,000	508,311
Chaozhou Three-Circle Group Co. Ltd., Class A	91,697	572,791
China Aoyuan Group Ltd.	900,000	355,447
China Bohai Bank Co. Ltd., Class H(c)	2,100,000	797,610
China Cinda Asset Management Co. Ltd., Class H	6,900,000	1,151,927
China CITIC Bank Corp. Ltd., Class H	6,600,200	2,895,175
China Communications Services Corp. Ltd., Class H	1,800,000	995,075
China Conch Venture Holdings Ltd.	1,200,000	5,831,215
China Construction Bank Corp., Class A	420,000	388,746
China Construction Bank Corp., Class H	71,400,390	48,593,726
China CSSC Holdings Ltd., Class A	240,000	842,218
China East Education Holdings Ltd.(c)	450,000	426,930
China Eastern Airlines Corp. Ltd., Class A(a)	540,095	406,883
China Education Group Holdings Ltd.	600,000	1,025,602
China Everbright Bank Co. Ltd., Class A	1,890,000	1,014,667
China Everbright Bank Co. Ltd., Class H	2,400,000	843,986
China Everbright Environment Group Ltd.	2,700,370	1,855,033
China Everbright Ltd.	600,000	674,671
China Evergrande Group(b)	1,525,000	452,543
China Feihe Ltd.(b)(c)	2,700,000	4,482,794
China Fortune Land Development Co. Ltd., Class A(a)	274,578	157,765
China Galaxy Securities Co. Ltd., Class H	3,150,000	1,753,845
China Gas Holdings Ltd.	2,280,000	5,690,925
China Greatwall Technology Group Co. Ltd., Class A	150,000	315,048
China Hongqiao Group Ltd.	1,650,000	1,833,234
China Huarong Asset Management Co. Ltd., Class H(a)(c)(d)	9,666,000	950,388
China Huishan Dairy Holdings Co. Ltd.(a)(d)	277,900	—
China International Capital Corp. Ltd., Class H(c)	1,200,000	2,970,922
China Jinmao Holdings Group Ltd.	4,200,000	1,227,023
China Jushi Co. Ltd., Class A	196,771	587,074
China Lesso Group Holdings Ltd.	900,000	1,391,100
China Life Insurance Co. Ltd., Class A	150,790	698,594
China Life Insurance Co. Ltd., Class H	5,400,000	9,381,254
China Literature Ltd.(a)(b)(c)	300,000	2,081,542
China Longyuan Power Group Corp. Ltd., Class H	2,456,000	5,744,673
China Medical System Holdings Ltd.	900,000	1,523,897
China Meidong Auto Holdings Ltd.	600,000	3,099,495
China Mengniu Dairy Co. Ltd.	2,400,000	15,270,150
China Merchants Bank Co. Ltd., Class A	930,004	7,823,363
China Merchants Bank Co. Ltd., Class H.	2,850,446	23,887,132
China Merchants Energy Shipping Co. Ltd., Class A	471,598	336,751

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Merchants Port Holdings Co. Ltd.	1,206,180	$2,010,919
China Merchants Securities Co. Ltd., Class A	389,465	1,044,028
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300,060	488,752
China Minsheng Banking Corp. Ltd., Class A	1,800,098	1,091,867
China Minsheng Banking Corp. Ltd., Class H	3,750,020	1,486,870
China Molybdenum Co. Ltd., Class A	900,000	843,905
China Molybdenum Co. Ltd., Class H	2,700,000	1,669,147
China National Building Material Co. Ltd., Class H	3,000,000	3,759,879
China National Chemical Engineering Co. Ltd., Class A	300,056	491,117
China National Medicines Corp. Ltd., Class A	60,000	285,447
China National Nuclear Power Co. Ltd., Class A	870,000	931,187
China National Software & Service Co. Ltd., Class A	30,000	240,182
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	180,000	1,425,753
China Oilfield Services Ltd., Class H	1,348,000	1,289,182
China Overseas Land & Investment Ltd.	2,850,260	6,286,407
China Overseas Property Holdings Ltd.	1,500,000	1,347,606
China Pacific Insurance Group Co. Ltd., Class A	330,098	1,408,181
China Pacific Insurance Group Co. Ltd., Class H	1,920,000	5,871,115
China Petroleum & Chemical Corp., Class A	1,350,092	895,874
China Petroleum & Chemical Corp., Class H	18,000,000	8,770,189
China Power International Development Ltd.	3,300,000	1,657,884
China Railway Group Ltd., Class A	1,050,000	860,049
China Railway Group Ltd., Class H	2,700,000	1,318,937
China Resources Beer Holdings Co. Ltd.	1,204,000	9,941,232
China Resources Cement Holdings Ltd.	1,800,000	1,513,628
China Resources Gas Group Ltd.	600,000	3,223,443
China Resources Land Ltd.	2,401,555	9,331,165
China Resources Mixc Lifestyle Services Ltd.(c)	420,000	2,209,348
China Resources Pharmaceutical Group Ltd.(c)	1,050,000	505,099
China Resources Power Holdings Co. Ltd.	1,200,000	3,105,867
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	90,073	339,131
China Shenhua Energy Co. Ltd., Class A	300,018	932,740
China Shenhua Energy Co. Ltd., Class H	2,550,000	5,483,251
China South Publishing & Media Group Co. Ltd., Class A	120,097	153,490
China Southern Airlines Co. Ltd., Class A(a)	570,000	583,394
China Southern Airlines Co. Ltd., Class H(a)	1,200,000	729,734
China State Construction Engineering Corp. Ltd., Class A	1,830,000	1,329,657
China State Construction International Holdings Ltd.	1,200,000	1,229,482
China Taiping Insurance Holdings Co. Ltd.	1,080,190	1,643,715
China Tourism Group Duty Free Corp. Ltd., Class A	91,098	3,810,466
China Tower Corp. Ltd., Class H(c)	31,200,000	4,043,481
China Traditional Chinese Medicine Holdings Co. Ltd.	1,810,000	860,742
China TransInfo Technology Co. Ltd., Class A	120,000	250,448
China Vanke Co. Ltd., Class A	480,007	1,363,003
China Vanke Co. Ltd., Class H	1,230,084	2,874,004
China Yangtze Power Co. Ltd., Class A	1,050,048	3,482,325
China Yuhua Education Corp. Ltd.(c)	1,200,000	545,980
China Zheshang Bank Co. Ltd., Class A	1,260,000	676,613
Chinasoft International Ltd.	1,800,000	3,005,513
Chindata Group Holdings Ltd., ADR(a)	61,500	612,540
Chongqing Brewery Co. Ltd., Class A(a)	31,696	742,606
Chongqing Changan Automobile Co. Ltd., Class A	300,137	916,743
Chongqing Fuling Zhacai Group Co. Ltd., Class A	60,000	326,540
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,800,000	647,493
Chongqing Zhifei Biological Products Co. Ltd., Class A	60,000	1,408,715
Security	Shares	Value

China (continued)
CIFI Ever Sunshine Services Group Ltd.	602,000	$1,074,260
CIFI Holdings Group Co. Ltd.	2,400,000	1,332,188
CITIC Ltd.	4,200,000	4,207,541
CITIC Securities Co. Ltd., Class A	540,428	2,181,869
CITIC Securities Co. Ltd., Class H	1,650,000	4,189,279
Contemporary Amperex Technology Co. Ltd., Class A	105,199	10,524,266
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	600,087	1,546,890
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	2,400,399	3,717,995
COSCO SHIPPING Ports Ltd.	1,804,000	1,501,624
Country Garden Holdings Co. Ltd.	5,700,838	5,364,528
Country Garden Services Holdings Co. Ltd.	1,200,000	9,238,176
CSC Financial Co. Ltd., Class A	210,099	926,719
CSPC Pharmaceutical Group Ltd.	6,789,440	7,084,778
Dada Nexus Ltd., ADR(a)	43,500	883,485
Dali Foods Group Co. Ltd.(c)	1,650,000	918,257
Daqo New Energy Corp., ADR(a)(b)	44,400	3,453,876
DaShenLin Pharmaceutical Group Co. Ltd., Class A	30,200	166,703
DHC Software Co. Ltd., Class A	210,000	227,470
DiDi Global Inc.(a)(b)	223,200	1,801,224
Dong-E-E-Jiao Co. Ltd., Class A	30,000	189,896
Dongfang Electric Corp. Ltd., Class A	210,188	595,975
Dongfeng Motor Group Co. Ltd., Class H	1,800,000	1,676,443
Dongxing Securities Co. Ltd., Class A	210,098	359,369
East Money Information Co. Ltd., Class A	464,344	2,384,781
Ecovacs Robotics Co. Ltd., Class A	30,000	803,301
ENN Energy Holdings Ltd.(b)	600,000	10,337,086
Eve Energy Co. Ltd., Class A	90,016	1,593,519
Everbright Securities Co. Ltd., Class A	181,093	430,128
Fangda Carbon New Material Co. Ltd., Class A	242,375	406,802
Far East Horizon Ltd.	1,200,000	1,145,942
Fiberhome Telecommunication Technologies Co. Ltd., Class A	90,099	242,132
First Capital Securities Co. Ltd., Class A	270,000	287,770
Flat Glass Group Co. Ltd., Class H	300,000	1,608,201
Focus Media Information Technology Co. Ltd., Class A	750,040	858,378
Foshan Haitian Flavouring & Food Co. Ltd., Class A	150,040	2,743,836
Fosun International Ltd.	1,950,000	2,284,654
Founder Securities Co. Ltd., Class A	510,142	649,649
Foxconn Industrial Internet Co. Ltd., Class A	390,000	691,012
Fujian Sunner Development Co. Ltd., Class A	60,000	210,371
Fuyao Glass Industry Group Co. Ltd., Class A	90,699	699,699
Fuyao Glass Industry Group Co. Ltd., Class H(c)	480,000	2,763,695
Ganfeng Lithium Co. Ltd., Class A	61,698	1,613,290
Ganfeng Lithium Co. Ltd., Class H(c)	180,000	3,372,425
Gaotu Techedu Inc.(a)(b)	92,765	272,729
GCL System Integration Technology Co. Ltd., Class A(a)	390,000	245,200
GDS Holdings Ltd., ADR(a)	65,700	3,902,580
Geely Automobile Holdings Ltd.	4,500,000	15,617,878
Gemdale Corp., Class A	240,046	380,196
Genscript Biotech Corp.(a)	1,200,000	5,309,853
GF Securities Co. Ltd., Class A	390,000	1,225,757
GF Securities Co. Ltd., Class H	720,000	1,221,203
Giant Network Group Co. Ltd., Class A	120,019	185,915
Gigadevice Semiconductor Beijing Inc., Class A	30,135	798,057
GoerTek Inc., Class A	180,097	1,221,595
GOME Retail Holdings Ltd.(a)(b)	9,000,160	912,303
Great Wall Motor Co. Ltd., Class A	120,000	1,278,252
Great Wall Motor Co. Ltd., Class H	2,250,000	10,123,975
Greenland Holdings Corp. Ltd., Class A	443,687	284,657

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Greentown China Holdings Ltd.	600,000	$826,648
Greentown Service Group Co. Ltd.	1,200,000	1,187,910
GRG Banking Equipment Co. Ltd., Class A	150,060	242,388
Guangdong Haid Group Co. Ltd., Class A	91,699	938,243
Guangdong Investment Ltd.	2,400,000	3,017,670
Guangdong Kinlong Hardware Products Co. Ltd., Class A	30,000	621,835
Guanghui Energy Co. Ltd., Class A(a)	510,000	525,657
Guangzhou Automobile Group Co. Ltd., Class H	2,400,397	2,265,878
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	90,000	408,571
Guangzhou Haige Communications Group Inc. Co., Class A	210,011	309,391
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	31,698	568,191
Guangzhou R&F Properties Co. Ltd., Class H(b)	1,080,000	675,598
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	31,058	367,863
Guangzhou Tinci Materials Technology Co. Ltd., Class A	60,000	1,542,069
Guosen Securities Co. Ltd., Class A	390,000	694,209
Guotai Junan Securities Co. Ltd., Class A	450,000	1,230,612
Guoyuan Securities Co. Ltd., Class A	300,030	347,145
Haidilao International Holding Ltd.(b)(c)	900,000	2,509,496
Haier Smart Home Co. Ltd., Class A	360,000	1,527,718
Haier Smart Home Co. Ltd., Class H	1,560,000	5,808,961
Haitian International Holdings Ltd.	603,000	1,757,440
Haitong Securities Co. Ltd., Class A	720,000	1,387,509
Haitong Securities Co. Ltd., Class H	1,560,000	1,387,809
Hangzhou First Applied Material Co. Ltd., Class A	60,196	1,349,110
Hangzhou Robam Appliances Co. Ltd., Class A	60,183	294,038
Hangzhou Silan Microelectronics Co. Ltd., Class A	85,100	819,581
Hangzhou Tigermed Consulting Co. Ltd., Class A	31,090	826,569
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	91,500	1,784,581
Hansoh Pharmaceutical Group Co. Ltd.(c)	936,000	2,080,833
Hefei Meiya Optoelectronic Technology Inc., Class A	30,000	189,471
Hello Group Inc., ADR	116,700	1,452,915
Henan Shuanghui Investment & Development Co. Ltd., Class A	146,898	676,036
Hengan International Group Co. Ltd.	450,000	2,351,669
Hengli Petrochemical Co. Ltd., Class A	300,099	1,033,498
HengTen Networks Group Ltd.(a)(b)	2,296,000	783,308
Hengyi Petrochemical Co. Ltd., Class A	193,900	331,412
Hesteel Co. Ltd., Class A	840,000	322,359
Hithink RoyalFlush Information Network Co. Ltd., Class A	30,088	529,534
Hongfa Technology Co. Ltd., Class A	30,000	346,663
Hopson Development Holdings Ltd.	553,080	1,500,819
Hua Hong Semiconductor Ltd.(a)(c)	300,000	1,505,478
Huaan Securities Co. Ltd., Class A	355,060	283,295
Huadian Power International Corp. Ltd., Class A	420,000	289,061
Huadong Medicine Co. Ltd., Class A	90,087	513,645
Hualan Biological Engineering Inc., Class A	76,680	355,697
Huaneng Power International Inc., Class A	300,000	361,426
Huaneng Power International Inc., Class H	3,000,000	1,552,676
Huatai Securities Co. Ltd., Class A	390,000	964,851
Huatai Securities Co. Ltd., Class H(c)	1,080,000	1,606,080
Huaxi Securities Co. Ltd., Class A	240,000	338,750
Huaxia Bank Co. Ltd., Class A	721,099	633,337
Huaxin Cement Co. Ltd., Class A	90,000	234,422
Security	Shares	Value

China (continued)
Huayu Automotive Systems Co. Ltd., Class A	181,200	$758,414
Huazhu Group Ltd., ADR(a)	132,300	6,133,428
Hubei Biocause Pharmaceutical Co. Ltd., Class A	480,000	243,358
Hundsun Technologies Inc., Class A	90,012	882,610
HUYA Inc., ADR(a)(b)	59,700	490,734
Iflytek Co. Ltd., Class A	120,800	1,066,062
I-Mab, ADR(a)	24,600	1,520,034
Industrial & Commercial Bank of China Ltd., Class A	2,730,000	1,990,524
Industrial & Commercial Bank of China Ltd., Class H	41,700,350	22,858,550
Industrial Bank Co. Ltd., Class A	960,025	2,790,340
Industrial Securities Co. Ltd., Class A	390,159	555,664
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,160,096	948,239
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	479,200	383,650
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300,091	2,009,244
Innovent Biologics Inc.(a)(c)	901,500	8,068,741
Inspur Electronic Information Industry Co. Ltd., Class A	90,048	436,518
iQIYI Inc., ADR(a)	209,100	1,731,348
Jafron Biomedical Co. Ltd., Class A	55,020	443,319
Jason Furniture Hangzhou Co. Ltd., Class A	30,000	291,323
JD Health International Inc.(a)(b)(c)	255,000	2,238,504
JD.com Inc., ADR(a)	644,400	50,443,632
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	240,000	271,828
Jiangsu Eastern Shenghong Co. Ltd., Class A	150,000	636,938
Jiangsu Expressway Co. Ltd., Class H	1,202,000	1,139,772
Jiangsu Hengli Hydraulic Co. Ltd., Class A	74,065	948,546
Jiangsu Hengrui Medicine Co. Ltd., Class A	291,590	2,237,074
Jiangsu King's Luck Brewery JSC Ltd., Class A	60,000	461,002
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	60,000	1,738,477
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	60,000	330,039
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	180,000	107,553
Jiangsu Zhongtian Technology Co. Ltd., Class A	180,000	284,095
Jiangxi Copper Co. Ltd., Class A	120,000	436,654
Jiangxi Copper Co. Ltd., Class H	900,000	1,571,687
Jiangxi Zhengbang Technology Co. Ltd., Class A	180,000	281,198
Jinke Properties Group Co. Ltd., Class A.	270,000	187,118
Jinxin Fertility Group Ltd.(a)(c)	900,000	1,269,382
Jiumaojiu International Holdings Ltd.(c)	600,000	1,501,998
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	150,000	269,741
Jointown Pharmaceutical Group Co. Ltd., Class A	150,000	317,676
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	56,886	324,012
JOYY Inc., ADR	41,400	2,086,146
Juewei Food Co. Ltd., Class A	30,000	307,933
Kaisa Group Holdings Ltd.(b)	2,100,000	322,614
KE Holdings Inc., ADR(a)	264,900	4,826,478
Kingboard Holdings Ltd.	450,000	1,961,012
Kingboard Laminates Holdings Ltd.	750,000	1,175,706
Kingdee International Software Group Co. Ltd.(a)	2,100,000	6,909,790
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	41,700	957,849
Kingsoft Corp. Ltd.	720,000	3,072,271
Kuaishou Technology(a)(c)	210,000	2,747,094
Kunlun Energy Co. Ltd.	3,006,000	2,737,804
Kweichow Moutai Co. Ltd., Class A	60,072	17,119,734
KWG Group Holdings Ltd.	1,050,000	915,299
Laobaixing Pharmacy Chain JSC, Class A	40,920	278,940

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
LB Group Co. Ltd., Class A	120,000	$532,758
Lee & Man Paper Manufacturing Ltd.	1,200,000	901,926
Lenovo Group Ltd.	5,400,000	5,864,227
Lens Technology Co. Ltd., Class A	240,086	797,790
Lepu Medical Technology Beijing Co. Ltd., Class A	90,000	299,311
Li Auto Inc., ADR(a)	404,100	13,185,783
Li Ning Co. Ltd.	1,655,500	18,268,536
Liaoning Cheng Da Co. Ltd., Class A	120,042	381,559
Lingyi iTech Guangdong Co., Class A	360,000	374,664
Livzon Pharmaceutical Group Inc., Class A	60,001	328,853
Logan Group Co. Ltd.	900,000	901,531
Longfor Group Holdings Ltd.(c)	1,350,000	6,531,191
LONGi Green Energy Technology Co. Ltd., Class A	254,320	3,872,556
Lufax Holding Ltd., ADR(a)(b)	132,600	836,706
Luxshare Precision Industry Co. Ltd., Class A	330,030	1,993,248
Luzhou Laojiao Co. Ltd., Class A	60,000	2,137,597
Mango Excellent Media Co. Ltd., Class A	89,450	547,967
Maxscend Microelectronics Co. Ltd., Class A.	28,640	1,382,725
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	206,287	231,697
Meituan, Class B(a)(c)	3,000,000	102,085,830
Metallurgical Corp. of China Ltd., Class A	1,050,008	662,916
Microport Scientific Corp.(b)	480,000	2,258,274
Ming Yuan Cloud Group Holdings Ltd.(b)	300,000	975,150
Minth Group Ltd.	600,000	2,384,664
MMG Ltd.(a)	2,400,000	1,108,565
Muyuan Foods Co. Ltd., Class A	240,236	2,145,390
NanJi E-Commerce Co. Ltd., Class A	120,000	134,017
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	90,001	520,508
Nanjing Securities Co. Ltd., Class A	240,000	363,467
NARI Technology Co. Ltd., Class A	291,597	1,773,198
NAURA Technology Group Co. Ltd., Class A	30,000	1,737,826
NavInfo Co. Ltd., Class A(a)	180,000	328,826
NetEase Inc., ADR	298,200	29,101,338
New China Life Insurance Co. Ltd., Class A	120,099	732,035
New China Life Insurance Co. Ltd., Class H	570,000	1,644,387
New Hope Liuhe Co. Ltd., Class A(a)	240,072	539,353
New Oriental Education & Technology Group Inc., ADR(a)	1,125,900	2,308,095
Nine Dragons Paper Holdings Ltd.	1,200,000	1,509,000
Ninestar Corp., Class A	86,700	496,277
Ningbo Joyson Electronic Corp., Class A	60,000	166,362
Ningxia Baofeng Energy Group Co. Ltd., Class A	300,000	685,907
NIO Inc., ADR(a)	1,017,600	40,103,616
Noah Holdings Ltd., ADR(a)	24,300	1,032,993
Nongfu Spring Co. Ltd., Class H(c)	300,000	1,521,772
Offcn Education Technology Co. Ltd., Class A(a)	120,000	194,940
Offshore Oil Engineering Co. Ltd., Class A	210,800	152,982
OFILM Group Co. Ltd., Class A.	180,023	210,027
OneConnect Financial Technology Co. Ltd.(a)(b)	83,700	265,329
Oppein Home Group Inc., Class A	30,000	596,108
Orient Securities Co. Ltd., Class A	331,998	713,550
Ovctek China Inc., Class A	60,080	638,791
Pacific Securities Co. Ltd. (The), Class A(a)	450,097	219,024
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	720,000	448,856
People's Insurance Co. Group of China Ltd. (The), Class H	6,900,000	2,152,270
Perfect World Co. Ltd., Class A	86,889	235,302
Security	Shares	Value

China (continued)
PetroChina Co. Ltd., Class A	930,000	$794,900
PetroChina Co. Ltd., Class H	15,600,000	7,521,500
Pharmaron Beijing Co. Ltd., Class A	30,000	893,421
Pharmaron Beijing Co. Ltd., Class H(c)	90,000	1,947,330
PICC Property & Casualty Co. Ltd., Class H	4,801,814	4,470,227
Pinduoduo Inc., ADR(a)	326,700	29,050,164
Ping An Bank Co. Ltd., Class A	900,038	2,737,958
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	330,000	1,595,292
Ping An Insurance Group Co. of China Ltd., Class A	510,099	3,935,126
Ping An Insurance Group Co. of China Ltd., Class H	4,650,000	33,306,692
Poly Developments and Holdings Group Co. Ltd., Class A	540,095	1,058,607
Poly Property Services Co. Ltd., Class H(b)	60,000	334,947
Postal Savings Bank of China Co. Ltd., Class A	1,200,000	1,012,484
Postal Savings Bank of China Co. Ltd., Class H(c)	6,000,000	4,360,760
Power Construction Corp. of China Ltd., Class A	810,000	1,037,838
Powerlong Real Estate Holdings Ltd.	900,000	616,563
RiseSun Real Estate Development Co. Ltd., Class A	270,493	181,166
RLX Technology Inc., ADR(a)	423,300	2,057,238
Rongsheng Petrochemical Co. Ltd., Class A	491,168	1,321,143
SAIC Motor Corp. Ltd., Class A	390,098	1,236,360
Sanan Optoelectronics Co. Ltd., Class A	210,089	1,102,322
Sangfor Technologies Inc., Class A	30,000	947,706
Sany Heavy Equipment International Holdings Co. Ltd.	900,000	1,024,126
Sany Heavy Industry Co. Ltd., Class A	390,099	1,397,080
SDIC Capital Co. Ltd., Class A	390,028	499,138
SDIC Power Holdings Co. Ltd., Class A	360,000	592,499
Sealand Securities Co. Ltd., Class A	420,010	253,052
Seazen Group Ltd.	1,866,000	1,476,151
Seazen Holdings Co. Ltd., Class A	120,024	640,379
SF Holding Co. Ltd., Class A	210,095	2,115,756
Shaanxi Coal Industry Co.Ltd., Class A	570,099	1,115,753
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	120,000	327,546
Shandong Gold Mining Co. Ltd., Class A	240,080	744,025
Shandong Gold Mining Co. Ltd., Class H(b)(c)	375,000	677,985
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	120,020	582,958
Shandong Linglong Tyre Co. Ltd., Class A	89,600	494,676
Shandong Nanshan Aluminum Co. Ltd., Class A	690,000	465,808
Shandong Sun Paper Industry JSC Ltd., Class A	150,000	268,744
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	1,932,000	3,290,834
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	44,320	439,904
Shanghai Baosight Software Co. Ltd., Class A	81,480	891,898
Shanghai Construction Group Co. Ltd., Class A	780,000	398,055
Shanghai Electric Group Co. Ltd., Class A	690,000	510,897
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,000	938,510
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	300,000	1,412,172
Shanghai International Airport Co. Ltd., Class A(a)	60,000	495,505
Shanghai International Port Group Co. Ltd., Class A	570,000	502,977
Shanghai Jahwa United Co. Ltd., Class A	30,000	224,130
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	990,075	880,177
Shanghai M&G Stationery Inc., Class A	60,000	593,930
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	150,000	436,454
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	480,000	878,509
Shanghai Pudong Development Bank Co. Ltd., Class A	1,320,095	1,841,353

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	180,000	$276,003
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	150,171	390,549
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	180,000	364,829
Shanxi Meijin Energy Co. Ltd., Class A(a)	240,000	423,297
Shanxi Securities Co. Ltd., Class A	270,040	263,733
Shanxi Taigang Stainless Steel Co. Ltd., Class A	390,000	469,587
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	60,080	2,826,579
Shenergy Co. Ltd., Class A	420,058	406,142
Shengyi Technology Co. Ltd., Class A	120,000	416,646
Shennan Circuits Co. Ltd., Class A	41,120	570,806
Shenwan Hongyuan Group Co. Ltd., Class A	1,230,097	984,461
Shenzhen Energy Group Co. Ltd., Class A	240,086	305,615
Shenzhen Goodix Technology Co. Ltd., Class A	30,000	479,351
Shenzhen Inovance Technology Co. Ltd., Class A	137,900	1,403,206
Shenzhen International Holdings Ltd.	750,000	902,937
Shenzhen Investment Ltd.	2,400,000	588,673
Shenzhen Kangtai Biological Products Co. Ltd., Class A	30,000	535,704
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	60,275	3,527,367
Shenzhen Overseas Chinese Town Co. Ltd., Class A	450,000	439,901
Shenzhen Sunway Communication Co. Ltd., Class A	60,000	222,907
Shenzhou International Group Holdings Ltd.	630,000	13,572,846
Shimao Group Holdings Ltd.	900,000	1,411,814
Shimao Services Holdings Ltd.(b)(c)	300,000	565,440
Sichuan Chuantou Energy Co. Ltd., Class A	270,000	551,575
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	90,000	248,611
Sichuan Swellfun Co. Ltd., Class A	30,000	591,161
Silergy Corp.	59,000	9,747,102
Sinolink Securities Co. Ltd., Class A	180,000	301,238
Sinopec Shanghai Petrochemical Co. Ltd., Class A	270,000	164,331
Sinopharm Group Co. Ltd., Class H	960,000	2,279,533
Sinotruk Hong Kong Ltd.	600,000	828,166
Smoore International Holdings Ltd.(c)	1,200,000	5,706,211
Songcheng Performance Development Co. Ltd., Class A	161,120	352,195
SooChow Securities Co. Ltd., Class A	223,975	296,242
Southwest Securities Co. Ltd., Class A	600,000	450,529
Spring Airlines Co. Ltd., Class A(a)	61,699	563,179
SSY Group Ltd.	1,200,000	570,043
Sun Art Retail Group Ltd.	1,350,000	791,450
Sunac China Holdings Ltd.	1,800,000	3,849,344
Sunac Services Holdings Ltd.(a)(c)	600,000	1,210,870
Sungrow Power Supply Co. Ltd., Class A	60,000	1,540,203
Suning.com Co. Ltd., Class A(a)	537,294	374,818
Sunny Optical Technology Group Co. Ltd.	540,000	14,490,057
Sunwoda Electronic Co. Ltd., Class A.	91,699	705,418
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	120,000	381,207
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	181,609	169,189
TAL Education Group, ADR(a)(b)	311,100	1,272,399
Tangshan Jidong Cement Co. Ltd., Class A	120,098	217,842
TBEA Co. Ltd., Class A	211,697	895,035
TCL Technology Group Corp., Class A	750,000	710,072
Tencent Holdings Ltd.	4,290,000	260,959,811
Tencent Music Entertainment Group, ADR(a)(b)	494,700	3,888,342
Security	Shares	Value

China (continued)
Thunder Software Technology Co. Ltd., Class A	30,000	$637,358
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	151,699	1,242,637
Tianma Microelectronics Co. Ltd., Class A	240,089	461,587
Tianshui Huatian Technology Co. Ltd., Class A	210,000	421,601
Tingyi Cayman Islands Holding Corp.	1,202,000	2,243,513
Toly Bread Co. Ltd., Class A	60,018	294,320
Tongcheng-Elong Holdings Ltd.(a)	720,000	1,604,629
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	120,000	227,993
Tongkun Group Co. Ltd., Class A	121,696	379,228
Tongling Nonferrous Metals Group Co. Ltd., Class A.	1,080,000	625,334
Tongwei Co. Ltd., Class A	210,000	1,872,607
Topsports International Holdings Ltd.(c)	1,200,000	1,457,818
Transfar Zhilian Co. Ltd., Class A	241,696	308,938
TravelSky Technology Ltd., Class H	602,000	1,124,810
Trip.com Group Ltd., ADR(a)	376,500	10,752,840
Tsingtao Brewery Co. Ltd., Class A	60,000	976,639
Tsingtao Brewery Co. Ltd., Class H	348,000	3,028,231
Unigroup Guoxin Microelectronics Co. Ltd., Class A	30,000	948,479
Uni-President China Holdings Ltd.	1,200,000	1,022,749
Unisplendour Corp. Ltd., Class A	150,020	649,179
Universal Scientific Industrial Shanghai Co. Ltd., Class A	90,000	195,074
Up Fintech Holding Ltd., ADR(a)(b)	67,200	434,784
Venus MedTech Hangzhou Inc., Class H(a)(c)	150,000	694,200
Vinda International Holdings Ltd.(b)	300,000	827,068
Vipshop Holdings Ltd., ADR(a)	341,700	3,813,372
Vnet Group Inc., ADR(a)(b)	70,500	1,105,440
Walvax Biotechnology Co.Ltd., Class A	60,000	517,636
Wanhua Chemical Group Co. Ltd., Class A	151,699	2,503,467
Want Want China Holdings Ltd.	3,900,000	3,024,627
Weibo Corp., ADR(a)(b)	46,800	2,105,064
Weichai Power Co. Ltd., Class A	330,000	778,061
Weichai Power Co. Ltd., Class H	1,500,600	2,686,024
Weimob Inc.(a)(c)	1,200,000	1,832,832
Wens Foodstuffs Group Co. Ltd., Class A	346,798	891,106
Western Securities Co. Ltd., Class A.	360,099	430,785
Wharf Holdings Ltd. (The)	1,222,000	4,248,612
Will Semiconductor Co. Ltd. Shanghai, Class A	30,000	1,244,800
Wingtech Technology Co. Ltd., Class A	71,800	1,230,694
Winning Health Technology Group Co. Ltd., Class A	124,938	246,530
Wuchan Zhongda Group Co. Ltd., Class A	300,099	293,652
Wuhan Guide Infrared Co. Ltd., Class A	146,761	497,859
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	121,649	452,348
Wuliangye Yibin Co. Ltd., Class A	181,099	6,111,614
WUS Printed Circuit Kunshan Co. Ltd., Class A	240,050	383,832
WuXi AppTec Co. Ltd., Class A	152,364	3,279,232
WuXi AppTec Co. Ltd., Class H(c)	240,074	5,125,859
Wuxi Biologics Cayman Inc., New(a)(c)	2,700,000	40,896,770
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	54,190	689,559
XCMG Construction Machinery Co. Ltd., Class A	480,098	458,808
Xiamen C & D Inc., Class A	240,000	299,808
Xiaomi Corp., Class B(a)(c)	10,680,000	29,194,362
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	290,713	839,315
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	540,058	1,207,728
Xinyi Solar Holdings Ltd.	3,600,000	7,478,133
XPeng Inc., ADR(a)(b)	287,700	13,415,451
Yadea Group Holdings Ltd.(c)	1,200,000	2,061,805

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yango Group Co. Ltd., Class A	210,000	$105,436
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	60,101	395,470
Yanzhou Coal Mining Co. Ltd., Class A	150,000	531,617
Yanzhou Coal Mining Co. Ltd., Class H	1,200,000	1,779,909
Yealink Network Technology Corp. Ltd., Class A	46,448	547,818
Yifeng Pharmacy Chain Co. Ltd., Class A	58,286	434,445
Yihai International Holding Ltd.(b)	300,000	1,757,283
Yihai Kerry Arawana Holdings Co. Ltd., Class A	60,000	569,056
Yintai Gold Co. Ltd., Class A	197,221	270,489
Yonghui Superstores Co. Ltd., Class A	541,628	332,606
Yonyou Network Technology Co. Ltd., Class A	176,290	873,898
Yum China Holdings Inc.	312,300	17,826,084
Yunda Holding Co. Ltd., Class A	150,020	437,097
Yunnan Baiyao Group Co. Ltd., Class A.	61,654	861,989
Yunnan Energy New Material Co. Ltd., Class A	30,000	1,366,397
Yutong Bus Co. Ltd., Class A	150,099	265,639
Zai Lab Ltd., ADR(a)	56,700	5,919,480
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	30,102	1,932,618
Zhaojin Mining Industry Co. Ltd., Class H	900,000	640,761
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	390,072	451,612
Zhejiang Chint Electrics Co. Ltd., Class A	120,000	1,130,783
Zhejiang Dahua Technology Co. Ltd., Class A	180,000	612,374
Zhejiang Dingli Machinery Co. Ltd., Class A	43,447	462,612
Zhejiang Expressway Co. Ltd., Class H	1,202,000	1,067,517
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	90,025	258,416
Zhejiang Huayou Cobalt Co. Ltd., Class A.	60,000	1,039,271
Zhejiang Longsheng Group Co. Ltd., Class A	240,000	466,034
Zhejiang NHU Co. Ltd., Class A	150,177	635,674
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	193,840	717,532
Zhejiang Supor Co. Ltd., Class A	31,699	262,041
Zhejiang Weixing New Building Materials Co. Ltd., Class A	91,696	257,319
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	30,000	250,811
Zhenro Properties Group Ltd.(b)	900,000	427,993
Zheshang Securities Co. Ltd., Class A(a)	210,000	403,595
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	360,000	1,309,485
Zhongji Innolight Co. Ltd., Class A	60,099	310,405
Zhongjin Gold Corp. Ltd., Class A	300,039	388,419
Zhongsheng Group Holdings Ltd.	450,000	4,057,356
Zhuzhou CRRC Times Electric Co. Ltd.(a)	420,000	2,006,976
Zijin Mining Group Co. Ltd., Class A	870,000	1,418,628
Zijin Mining Group Co. Ltd., Class H	4,200,000	5,840,721
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	471,637	534,874
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H.	796,600	573,777
ZTE Corp., Class A	180,000	915,360
ZTE Corp., Class H	600,000	1,801,101
ZTO Express Cayman Inc., ADR	322,500	9,458,925
		2,042,999,539
Hong Kong — 7.4%
AIA Group Ltd.	9,000,000	100,863,079
BOC Hong Kong Holdings Ltd.	2,850,000	9,031,207
Budweiser Brewing Co. APAC Ltd.(c)	1,320,000	3,620,498
China Youzan Ltd.(a)	10,800,000	1,369,749
Chow Tai Fook Jewellery Group Ltd.	1,440,000	2,937,023
CK Asset Holdings Ltd.	1,500,132	9,266,397
CK Hutchison Holdings Ltd.	1,950,132	13,074,504
Security	Shares	Value

Hong Kong (continued)
CK Infrastructure Holdings Ltd.	450,000	$2,713,047
CLP Holdings Ltd.	1,200,000	11,749,104
ESR Cayman Ltd.(a)(c)	1,500,000	4,853,798
Futu Holdings Ltd., ADR(a)(b)	39,000	2,087,280
Galaxy Entertainment Group Ltd.(a)	1,500,000	8,071,082
Hang Lung Properties Ltd.	1,500,000	3,481,280
Hang Seng Bank Ltd.	570,000	10,831,670
Henderson Land Development Co. Ltd.	1,202,166	5,033,685
HK Electric Investments & HK Electric Investments Ltd., Class SS	2,100,000	2,091,768
HKT Trust & HKT Ltd., Class SS	3,000,640	4,071,967
Hong Kong & China Gas Co. Ltd.	8,400,763	13,050,844
Hong Kong Exchanges & Clearing Ltd.	926,253	55,799,060
Hongkong Land Holdings Ltd.(b)	870,000	4,804,375
Huabao International Holdings Ltd.	600,500	1,123,272
Hutchmed China Ltd., ADR(a)	62,400	1,835,808
Jardine Matheson Holdings Ltd.	150,000	8,712,466
Link REIT	1,530,000	13,554,941
Melco Resorts & Entertainment Ltd., ADR(a)	159,000	1,721,970
MTR Corp. Ltd.(b)	1,200,000	6,546,135
New World Development Co. Ltd.	1,200,166	5,205,635
Power Assets Holdings Ltd.	1,050,000	6,416,866
Sands China Ltd.(a)	1,800,000	4,102,513
Sino Biopharmaceutical Ltd.	7,800,250	5,751,782
Sino Land Co. Ltd.	2,401,200	3,156,101
SITC International Holdings Co. Ltd.	900,000	3,041,857
SJM Holdings Ltd.(a)	1,555,000	1,156,484
Sun Hung Kai Properties Ltd.	900,000	11,932,491
Swire Pacific Ltd., Class A	300,000	1,885,976
Swire Properties Ltd.	900,000	2,412,870
Techtronic Industries Co. Ltd.	1,050,000	21,572,514
WH Group Ltd.(b)(c)	7,050,000	4,942,148
Wharf Real Estate Investment Co. Ltd.	1,200,000	6,777,909
Wynn Macau Ltd.(a)(b)	1,200,000	1,073,126
Xinyi Glass Holdings Ltd.	1,500,000	4,226,917
Yuexiu Property Co. Ltd.	971,600	853,734
		386,804,932
India — 13.7%
ACC Ltd.	53,100	1,658,051
Adani Enterprises Ltd.	204,300	3,889,392
Adani Green Energy Ltd.(a)	294,000	4,520,133
Adani Ports & Special Economic Zone Ltd.	383,400	3,556,388
Adani Total Gas Ltd.	204,900	3,938,814
Adani Transmission Ltd.(a)	204,900	4,826,647
Ambuja Cements Ltd.	526,500	2,853,238
Apollo Hospitals Enterprise Ltd.	75,900	4,329,604
Asian Paints Ltd.	285,900	11,848,644
Aurobindo Pharma Ltd.	213,900	1,972,080
Avenue Supermarts Ltd.(a)(c)	122,700	7,610,540
Axis Bank Ltd.(a)	1,737,313	17,287,928
Bajaj Auto Ltd.	52,200	2,588,356
Bajaj Finance Ltd.	203,100	20,141,190
Bajaj Finserv Ltd.	29,100	6,947,311
Balkrishna Industries Ltd.	70,500	2,322,380
Bandhan Bank Ltd.(c)	504,094	1,969,591
Berger Paints India Ltd.	185,100	1,835,910
Bharat Electronics Ltd.	879,600	2,434,143
Bharat Forge Ltd.	177,900	1,829,056
Bharat Petroleum Corp. Ltd.	633,900	3,543,895
Bharti Airtel Ltd.(a)	1,834,800	16,831,246

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Biocon Ltd.(a)	291,900	$1,370,819
Britannia Industries Ltd.	76,800	3,778,091
Cholamandalam Investment and Finance Co. Ltd.	302,700	2,492,362
Cipla Ltd.	354,600	4,292,591
Coal India Ltd.	1,022,100	2,249,370
Colgate-Palmolive India Ltd.	90,000	1,856,559
Container Corp. of India Ltd.	189,600	1,662,821
Dabur India Ltd.	423,900	3,320,239
Divi's Laboratories Ltd.	99,600	6,853,314
DLF Ltd.	475,800	2,541,147
Dr. Reddy's Laboratories Ltd.	85,500	5,318,374
Eicher Motors Ltd.	101,700	3,384,958
GAIL India Ltd.	1,186,200	2,360,298
Godrej Consumer Products Ltd.(a)	275,400	3,525,863
Grasim Industries Ltd.	207,900	4,789,847
Havells India Ltd.	186,900	3,158,747
HCL Technologies Ltd.	809,700	12,398,252
HDFC Asset Management Co. Ltd.(c)	35,700	1,264,539
HDFC Life Insurance Co. Ltd.(c)	580,800	5,281,983
Hero MotoCorp Ltd.	88,800	3,156,989
Hindalco Industries Ltd.	1,203,000	7,413,082
Hindustan Petroleum Corp. Ltd.	474,900	1,971,015
Hindustan Unilever Ltd.	612,300	19,597,955
Housing Development Finance Corp. Ltd.	1,276,500	48,668,686
ICICI Bank Ltd.	3,828,900	41,226,172
ICICI Lombard General Insurance Co. Ltd.(c)	159,600	3,162,563
ICICI Prudential Life Insurance Co. Ltd.(c)	268,500	2,220,884
Indian Oil Corp. Ltd.	1,251,600	2,142,715
Indraprastha Gas Ltd.	221,100	1,401,484
Indus Towers Ltd.	477,600	1,736,109
Info Edge India Ltd.	57,600	4,687,363
Infosys Ltd.	2,545,800	56,971,984
InterGlobe Aviation Ltd.(a)(c)	74,100	2,152,506
Ipca Laboratories Ltd.	54,300	1,556,848
ITC Ltd.	2,144,100	6,401,780
JSW Steel Ltd.	634,800	5,685,590
Jubilant Foodworks Ltd.	60,900	3,009,911
Kotak Mahindra Bank Ltd.	412,500	11,220,818
Larsen & Toubro Infotech Ltd.(c)	40,200	3,596,408
Larsen & Toubro Ltd.	508,800	12,052,600
Lupin Ltd.	164,400	2,032,265
Mahindra & Mahindra Ltd.	647,700	7,673,963
Marico Ltd.	369,300	2,808,011
Maruti Suzuki India Ltd.	100,200	10,032,794
Motherson Sumi Systems Ltd.	960,000	2,876,862
MRF Ltd.	1,476	1,526,185
Muthoot Finance Ltd.	96,180	1,888,789
Nestle India Ltd.	25,500	6,479,296
NTPC Ltd.	3,511,200	6,233,880
Oil & Natural Gas Corp. Ltd.	1,857,000	3,695,310
Page Industries Ltd.	4,200	2,116,315
Petronet LNG Ltd.	522,000	1,602,474
PI Industries Ltd.	65,400	2,623,747
Pidilite Industries Ltd.	117,600	3,639,232
Piramal Enterprises Ltd.	78,000	2,718,857
Power Grid Corp. of India Ltd.	2,293,692	5,681,547
REC Ltd.	637,200	1,268,217
Reliance Industries Ltd.	2,123,700	72,068,091
SBI Cards & Payment Services Ltd.(a)	159,300	2,249,511
SBI Life Insurance Co. Ltd.(c)	334,500	5,125,816
Security	Shares	Value

India (continued)
Shree Cement Ltd.	7,800	$2,986,183
Shriram Transport Finance Co. Ltd.	147,600	2,843,100
Siemens Ltd.	51,000	1,491,504
State Bank of India	1,340,400	9,018,337
Sun Pharmaceutical Industries Ltd.	625,200	6,648,124
Tata Consultancy Services Ltd.	687,300	31,240,873
Tata Consumer Products Ltd.	455,700	4,938,436
Tata Motors Ltd.(a)	1,243,500	7,999,451
Tata Steel Ltd.	545,100	9,610,558
Tech Mahindra Ltd.	471,900	9,340,825
Titan Co. Ltd.	264,600	8,442,680
Torrent Pharmaceuticals Ltd.	39,300	1,503,189
Trent Ltd.	136,770	1,836,080
UltraTech Cement Ltd.	76,200	7,782,240
United Spirits Ltd.(a)	225,900	2,867,657
UPL Ltd.	374,700	3,714,693
Vedanta Ltd.	845,100	3,439,128
Wipro Ltd.	1,024,500	8,871,701
Yes Bank Ltd.(a)	8,212,500	1,408,802
		710,992,896
Indonesia — 1.7%
Adaro Energy Tbk PT	11,580,000	1,371,698
Aneka Tambang Tbk	6,660,000	1,102,169
Astra International Tbk PT	15,090,000	6,427,020
Bank Central Asia Tbk PT	40,500,000	21,415,481
Bank Mandiri Persero Tbk PT	14,010,002	7,083,061
Bank Negara Indonesia Persero Tbk PT	5,670,015	2,803,952
Bank Rakyat Indonesia Persero Tbk PT	51,038,167	15,320,823
Barito Pacific Tbk PT	21,390,000	1,415,307
Charoen Pokphand Indonesia Tbk PT	5,700,000	2,499,458
Gudang Garam Tbk PT	330,000	781,767
Indah Kiat Pulp & Paper Tbk PT	2,100,000	1,256,549
Indocement Tunggal Prakarsa Tbk PT	1,140,000	951,668
Indofood CBP Sukses Makmur Tbk PT	1,710,000	1,061,636
Indofood Sukses Makmur Tbk PT	3,240,000	1,454,326
Kalbe Farma Tbk PT	15,180,000	1,714,377
Merdeka Copper Gold Tbk PT(a)	8,550,000	1,907,415
Sarana Menara Nusantara Tbk PT	17,640,000	1,445,845
Semen Indonesia Persero Tbk PT	2,310,000	1,484,362
Telkom Indonesia Persero Tbk PT	36,870,000	9,854,819
Tower Bersama Infrastructure Tbk PT	6,120,000	1,271,218
Unilever Indonesia Tbk PT	5,070,000	1,582,628
United Tractors Tbk PT	1,290,043	2,146,000
		86,351,579
Malaysia — 1.5%
AMMB Holdings Bhd(a)	1,290,000	1,046,704
Axiata Group Bhd	2,100,000	2,003,139
CIMB Group Holdings Bhd	4,740,000	5,980,616
Dialog Group Bhd	3,000,062	2,051,481
DiGi.Com Bhd	2,400,000	2,456,149
Fraser & Neave Holdings Bhd	120,000	784,158
Genting Bhd	1,710,000	2,139,049
Genting Malaysia Bhd	2,250,000	1,723,972
HAP Seng Consolidated Bhd	480,000	908,766
Hartalega Holdings Bhd(b)	1,260,000	1,783,048
Hong Leong Bank Bhd	390,000	1,772,470
Hong Leong Financial Group Bhd	210,000	930,442
IHH Healthcare Bhd	1,326,000	2,094,190
IOI Corp. Bhd	1,620,000	1,537,356

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Kossan Rubber Industries Bhd	1,020,000	$581,309
Kuala Lumpur Kepong Bhd.	360,000	1,879,546
Malayan Banking Bhd.	2,910,000	5,656,967
Malaysia Airports Holdings Bhd(a)	780,000	1,219,911
Maxis Bhd.	1,830,000	2,065,545
MISC Bhd	990,000	1,693,465
Nestle Malaysia Bhd	61,400	1,994,686
Petronas Chemicals Group Bhd	1,830,000	3,840,304
Petronas Dagangan Bhd	210,000	1,032,606
Petronas Gas Bhd	570,000	2,306,148
PPB Group Bhd	510,020	2,239,112
Press Metal Aluminium Holdings Bhd	2,430,000	3,266,201
Public Bank Bhd	10,830,050	10,905,894
QL Resources Bhd	870,000	1,060,976
RHB Bank Bhd	1,260,045	1,700,168
Sime Darby Bhd	2,100,000	1,151,171
Sime Darby Plantation Bhd.	1,300,900	1,261,385
Supermax Corp. Bhd(b)	1,186,769	550,253
Telekom Malaysia Bhd	870,000	1,216,119
Tenaga Nasional Bhd	1,650,000	3,849,197
Top Glove Corp. Bhd	3,990,000	2,620,816
Westports Holdings Bhd	750,000	809,587
		80,112,906
Pakistan — 0.0%
Habib Bank Ltd.	362,798	267,274
Lucky Cement Ltd.(a)	61,534	278,141
MCB Bank Ltd.	291,246	278,848
		824,263
Philippines — 0.8%
Aboitiz Equity Ventures Inc.	1,560,050	1,497,846
Ayala Corp.	216,008	3,697,975
Ayala Land Inc.	6,090,000	4,240,409
Bank of the Philippine Islands	945,006	1,630,000
BDO Unibank Inc.	1,488,000	3,662,277
Globe Telecom Inc.	22,500	1,337,235
GT Capital Holdings Inc.	75,005	840,663
International Container Terminal Services Inc.	804,000	2,870,859
JG Summit Holdings Inc.	2,310,005	2,758,625
Jollibee Foods Corp.	351,000	1,637,675
Manila Electric Co.	174,000	991,319
Metro Pacific Investments Corp.	11,100,200	826,506
Metropolitan Bank & Trust Co.	1,422,040	1,344,957
PLDT Inc.	57,000	1,861,997
SM Investments Corp.	184,260	3,527,294
SM Prime Holdings Inc.	7,650,025	5,032,299
Universal Robina Corp.	687,000	1,880,698
		39,638,634
Singapore — 2.9%
Ascendas REIT.	2,430,014	5,565,779
CapitaLand Integrated Commercial Trust	3,756,447	5,981,974
Capitaland Investment Ltd/Singapore(a)	1,980,000	5,050,945
City Developments Ltd.(b)	330,000	1,791,392
DBS Group Holdings Ltd.	1,355,100	31,665,782
Genting Singapore Ltd.	4,410,000	2,549,873
Keppel Corp. Ltd.(b)	1,119,600	4,467,862
Mapletree Commercial Trust	1,710,000	2,765,963
Mapletree Logistics Trust	2,100,073	3,149,130
Oversea-Chinese Banking Corp. Ltd.(b)	2,490,075	21,767,804
Sea Ltd., ADR(a)	51,900	17,831,283
Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.(a)(b)	990,000	$3,813,528
Singapore Exchange Ltd.(b)	544,500	3,907,718
Singapore Technologies Engineering Ltd.	1,200,000	3,407,791
Singapore Telecommunications Ltd.	6,180,000	11,465,355
United Overseas Bank Ltd.	870,000	17,294,151
UOL Group Ltd.	300,000	1,609,028
Venture Corp. Ltd.	210,000	2,933,344
Wilmar International Ltd.	1,410,000	4,507,971
		151,526,673
South Korea — 13.2%
Alteogen Inc.(a)	20,700	1,239,817
Amorepacific Corp.	24,000	3,734,675
AMOREPACIFIC Group.	18,900	804,433
BGF retail Co. Ltd.	5,400	750,167
Celltrion Healthcare Co. Ltd.(a)(b)	63,300	4,401,470
Celltrion Inc.(a)	71,700	12,343,855
Celltrion Pharm Inc.(a)	12,900	1,256,510
Cheil Worldwide Inc.	54,600	1,115,684
CJ CheilJedang Corp.	6,300	2,047,523
CJ Corp.	11,100	912,591
CJ ENM Co. Ltd.	8,100	1,225,138
CJ Logistics Corp.(a)	6,600	802,500
Coway Co. Ltd.	40,500	2,746,101
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	30,000	666,329
DB Insurance Co. Ltd.	34,200	1,738,035
Doosan Bobcat Inc.(a)	39,872	1,303,124
Doosan Heavy Industries & Construction Co. Ltd.(a)	201,900	4,223,529
Douzone Bizon Co. Ltd.	15,000	1,047,089
Ecopro BM Co. Ltd.	8,154	2,866,865
E-MART Inc.	14,400	2,072,910
Fila Holdings Corp.	38,100	1,213,900
Green Cross Corp.	4,200	988,130
GS Engineering & Construction Corp.	45,600	1,618,066
GS Holdings Corp.	36,300	1,314,586
Hana Financial Group Inc.	226,200	8,722,233
Hankook Tire & Technology Co. Ltd.	55,800	1,977,069
Hanmi Pharm Co. Ltd.	5,209	1,177,471
Hanon Systems	142,800	1,769,019
Hanwha Solutions Corp.(a)	94,488	3,314,903
HLB Inc.(a)	68,400	2,463,351
HMM Co. Ltd.(a)	195,600	4,475,377
Hotel Shilla Co. Ltd.	23,100	1,730,352
HYBE Co. Ltd.(a)	9,900	2,844,059
Hyundai Engineering & Construction Co. Ltd.	54,600	2,360,366
Hyundai Glovis Co. Ltd.	14,100	2,030,543
Hyundai Heavy Industries Holdings Co. Ltd.	37,200	2,016,784
Hyundai Mobis Co. Ltd.	49,200	10,635,515
Hyundai Motor Co.	104,400	18,672,507
Hyundai Steel Co.	65,100	2,488,300
Industrial Bank of Korea	183,000	1,732,027
Kakao Corp.	234,000	25,174,748
KakaoBank Corp.(a)(b)	39,260	2,119,983
Kangwon Land Inc.(a)	70,800	1,684,652
KB Financial Group Inc.	293,400	14,201,700
Kia Corp.	196,500	14,339,063
Korea Aerospace Industries Ltd.	54,000	1,418,822
Korea Electric Power Corp.	187,200	3,627,015
Korea Investment Holdings Co. Ltd.	31,500	2,355,927
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	29,100	2,572,869
Korea Zinc Co. Ltd.	6,600	3,038,770

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korean Air Lines Co. Ltd.(a)	127,500	$3,324,237
KT&G Corp.	82,800	5,751,184
Kumho Petrochemical Co. Ltd.	13,800	2,030,494
LG Chem Ltd.	34,500	24,755,645
LG Corp.	64,800	5,065,902
LG Display Co. Ltd.(a)	174,600	2,950,806
LG Electronics Inc.	80,100	8,286,655
LG Household & Health Care Ltd.	6,900	6,906,114
LG Innotek Co. Ltd.	10,800	1,941,371
LG Uplus Corp.	153,300	1,886,687
Lotte Chemical Corp.	12,600	2,423,503
Lotte Shopping Co. Ltd.	7,200	648,026
Meritz Securities Co. Ltd.	216,000	863,110
Mirae Asset Securities Co. Ltd.	210,600	1,571,190
NAVER Corp.	92,400	32,125,872
NCSoft Corp.	12,600	6,770,077
Netmarble Corp.(c)	16,200	1,715,476
NH Investment & Securities Co. Ltd.	90,300	1,019,915
Orion Corp./Republic of Korea	17,400	1,759,729
Pan Ocean Co. Ltd.	222,600	1,151,820
Pearl Abyss Corp.(a)	23,100	2,056,815
POSCO	54,900	13,924,377
POSCO Chemical Co. Ltd.	23,224	2,897,541
S-1 Corp.	12,300	876,942
Samsung Biologics Co. Ltd.(a)(c)	12,300	9,163,353
Samsung C&T Corp.	62,700	6,139,168
Samsung Electro-Mechanics Co. Ltd.	41,700	5,678,988
Samsung Electronics Co. Ltd.	3,552,900	212,723,189
Samsung Engineering Co. Ltd.(a)	120,600	2,565,041
Samsung Fire & Marine Insurance Co. Ltd.	22,800	4,519,474
Samsung Heavy Industries Co. Ltd.(a)	481,562	2,631,644
Samsung Life Insurance Co. Ltd.	52,200	3,019,572
Samsung SDI Co. Ltd.	41,400	26,120,412
Samsung SDS Co. Ltd.	25,800	3,391,234
Samsung Securities Co. Ltd.	48,600	1,975,760
Seegene Inc.(b)	27,000	1,235,311
Shin Poong Pharmaceutical Co. Ltd.	24,300	1,082,125
Shinhan Financial Group Co. Ltd.	322,500	10,528,631
Shinsegae Inc.	5,700	1,212,459
SK Biopharmaceuticals Co. Ltd.(a)	19,500	1,578,865
SK Bioscience Co. Ltd.(a)	13,200	2,598,092
SK Chemicals Co. Ltd.(b)	8,550	1,321,034
SK Hynix Inc.	408,900	36,044,766
SK IE Technology Co. Ltd.(a)(b)(c)	9,966	1,418,249
SK Inc.	23,700	4,945,887
SK Innovation Co. Ltd.(a)	38,400	8,008,320
SK Telecom Co. Ltd.(a)	7,200	1,906,464
SKC Co. Ltd.	15,600	2,398,375
S-Oil Corp.	34,200	2,992,420
Woori Financial Group Inc.	396,644	4,509,108
Yuhan Corp.(b)	37,500	1,923,830
		685,711,711
Taiwan — 16.6%
Accton Technology Corp.	300,000	2,622,852
Acer Inc.	2,100,830	1,966,338
Advantech Co. Ltd.	300,413	3,928,805
Airtac International Group	115,109	3,444,287
ASE Technology Holding Co. Ltd.	2,400,110	8,585,233
Asia Cement Corp.	1,500,448	2,389,867
ASMedia Technology Inc.	20,000	1,172,273
Security	Shares	Value

Taiwan (continued)
Asustek Computer Inc.	603,100	$7,667,701
AU Optronics Corp.	6,000,580	4,123,737
Catcher Technology Co. Ltd.	603,000	3,496,440
Cathay Financial Holding Co. Ltd.	5,700,357	11,882,350
Chailease Holding Co. Ltd.	948,007	9,079,584
Chang Hwa Commercial Bank Ltd.	3,643,814	2,151,740
Cheng Shin Rubber Industry Co. Ltd.	1,200,303	1,473,180
China Development Financial Holding Corp.	10,500,734	5,367,224
China Life Insurance Co. Ltd.	1,560,037	1,630,665
China Steel Corp.	8,700,484	10,489,793
Chunghwa Telecom Co. Ltd.	2,700,110	10,714,719
Compal Electronics Inc.	2,973,000	2,616,416
CTBC Financial Holding Co. Ltd.	12,900,456	10,772,642
Delta Electronics Inc.	1,500,000	13,241,061
E.Sun Financial Holding Co. Ltd.	8,974,727	8,575,551
Eclat Textile Co. Ltd.	134,208	2,932,868
Evergreen Marine Corp. Taiwan Ltd.	1,860,942	6,696,936
Far Eastern New Century Corp.	2,100,040	2,199,468
Far EasTone Telecommunications Co. Ltd.	1,203,000	2,647,116
Feng TAY Enterprise Co. Ltd.	300,340	2,336,970
First Financial Holding Co. Ltd.	7,500,345	6,175,150
Formosa Chemicals & Fibre Corp.	2,700,740	7,836,697
Formosa Petrochemical Corp.	900,000	3,240,272
Formosa Plastics Corp.	3,000,400	11,621,929
Foxconn Technology Co. Ltd.	600,666	1,491,400
Fubon Financial Holding Co. Ltd.	5,469,156	14,457,291
Giant Manufacturing Co. Ltd.	300,000	3,484,280
Globalwafers Co. Ltd.	158,000	4,335,204
Hiwin Technologies Corp.	208,165	2,318,070
Hon Hai Precision Industry Co. Ltd.	9,300,516	35,903,136
Hotai Motor Co. Ltd.	210,000	4,624,224
Hua Nan Financial Holdings Co. Ltd.	6,842,130	5,010,056
Innolux Corp.	6,900,981	4,151,153
Inventec Corp.	1,800,460	1,721,973
Largan Precision Co. Ltd.	79,000	5,887,015
Lite-On Technology Corp.	1,500,371	3,310,989
MediaTek Inc.	1,127,391	37,105,464
Mega Financial Holding Co. Ltd.	7,800,827	9,374,561
Micro-Star International Co. Ltd.	600,000	3,027,918
momo.com Inc.	35,000	2,255,409
Nan Ya Plastics Corp.	3,900,000	11,968,556
Nan Ya Printed Circuit Board Corp.	191,000	3,379,601
Nanya Technology Corp.	900,000	2,157,951
Nien Made Enterprise Co. Ltd.	68,000	934,526
Novatek Microelectronics Corp.	450,000	6,749,523
Oneness Biotech Co. Ltd.(a)	151,000	1,422,659
Pegatron Corp.	1,500,000	3,672,059
Phison Electronics Corp.	116,000	1,635,634
Pou Chen Corp.	1,800,000	2,207,552
Powertech Technology Inc.	601,200	2,109,488
President Chain Store Corp.	445,000	4,497,631
Quanta Computer Inc.	2,100,000	5,899,951
Realtek Semiconductor Corp.	300,642	5,407,838
Ruentex Development Co. Ltd.	729,851	1,862,684
Shanghai Commercial & Savings Bank Ltd. (The)	2,700,088	4,276,029
Shin Kong Financial Holding Co. Ltd.	9,212,143	3,246,695
SinoPac Financial Holdings Co. Ltd.	8,100,925	4,125,696
Synnex Technology International Corp.	1,200,950	2,326,897
Taishin Financial Holding Co. Ltd.	7,544,627	4,953,012
Taiwan Cement Corp.	3,600,071	6,246,939

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	7,346,467	$5,973,199
Taiwan High Speed Rail Corp.	1,200,000	1,253,982
Taiwan Mobile Co. Ltd.	1,200,000	4,232,612
Taiwan Semiconductor Manufacturing Co. Ltd.	18,373,670	389,894,603
Unimicron Technology Corp.	900,000	6,169,356
Uni-President Enterprises Corp.	3,600,694	8,637,784
United Microelectronics Corp.	8,700,000	18,060,973
Vanguard International Semiconductor Corp.	602,000	3,136,884
Walsin Technology Corp.	300,000	1,633,204
Wan Hai Lines Ltd.	330,500	1,906,684
Win Semiconductors Corp.	302,000	3,897,712
Winbond Electronics Corp.	2,400,000	2,275,543
Wistron Corp.	2,100,169	2,207,173
Wiwynn Corp.	55,000	1,761,952
WPG Holdings Ltd.	1,200,100	2,241,931
Yageo Corp.	300,217	4,698,912
Yang Ming Marine Transport Corp.(a)	1,228,000	4,286,731
Yuanta Financial Holding Co. Ltd.	7,200,418	6,400,328
Zhen Ding Technology Holding Ltd.	600,097	2,078,147
		861,366,638
Thailand — 1.9%
Advanced Info Service PCL, NVS	900,000	5,132,573
Airports of Thailand PCL, NVS(b)	3,180,000	6,197,187
Asset World Corp. PCL, NVDR(a)	6,630,000	914,533
B Grimm Power PCL, NVS	630,000	807,751
Bangkok Commercial Asset Management PCL, NVDR(b)	1,380,000	791,325
Bangkok Dusit Medical Services PCL, NVS	7,050,000	4,999,403
Bangkok Expressway & Metro PCL, NVS(b)	5,370,000	1,457,555
Berli Jucker PCL, NVS(b)	900,000	917,097
BTS Group Holdings PCL, NVS	6,000,000	1,727,656
Bumrungrad Hospital PCL, NVS	330,000	1,449,446
Carabao Group PCL, NVS	210,000	785,824
Central Pattana PCL, NVS	1,620,000	2,898,942
Central Retail Corp. PCL, NVDR	1,380,074	1,447,561
Charoen Pokphand Foods PCL, NVS(b)	2,880,000	2,192,610
CP ALL PCL, NVS	4,350,000	8,404,437
Delta Electronics Thailand PCL, NVS	240,100	3,014,177
Electricity Generating PCL, NVS.	210,000	1,131,722
Energy Absolute PCL, NVS	1,170,000	2,314,018
Global Power Synergy PCL, NVS.	570,000	1,341,311
Gulf Energy Development PCL, NVDR.	2,160,000	2,819,298
Home Product Center PCL, NVS	4,560,043	2,009,494
Indorama Ventures PCL, NVS	1,290,000	1,637,543
Intouch Holdings PCL, NVS	930,025	2,109,853
Krung Thai Bank PCL, NVS	2,010,075	697,700
Krungthai Card PCL, NVS(b)	690,000	1,203,028
Land & Houses PCL, NVS	4,890,000	1,247,455
Minor International PCL, NVS(a)	2,400,020	2,370,491
Muangthai Capital PCL, NVS.	570,000	1,042,634
Osotspa PCL, NVDR	750,000	741,156
PTT Exploration & Production PCL, NVS.	1,050,084	3,714,516
PTT Global Chemical PCL, NVS.	1,740,076	3,293,120
PTT Oil & Retail Business PCL, NVDR.	2,250,000	1,867,220
PTT PCL, NVS	7,350,000	8,415,513
Ratch Group PCL, NVS	420,000	575,975
SCG Packaging PCL, NVDR	990,000	1,917,733
Siam Cement PCL (The), NVS	570,000	6,785,162
Siam Commercial Bank PCL (The), NVS	630,000	2,395,366
Sri Trang Gloves Thailand PCL, NVS(b)	750,000	689,369
Security	Shares	Value

Thailand (continued)
Srisawad Corp. PCL, NVS	600,000	$1,160,035
Thai Oil PCL, NVS(b)	900,000	1,510,273
Thai Union Group PCL, NVS	2,190,000	1,379,372
True Corp. PCL, NVS	7,950,090	973,116
		98,480,550

Total Common Stocks — 99.1%
(Cost: $3,737,284,483)	.	5,144,810,321

Preferred Stocks

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	15,300	1,280,315
Series 2, Preference Shares, NVS	26,100	2,192,830
LG Chem Ltd., Preference Shares, NVS	5,700	1,872,326
LG Household & Health Care Ltd., Preference Shares, NVS	1,500	770,126
Samsung Electronics Co. Ltd., Preference Shares, NVS	616,500	33,868,040
		39,983,637

Total Preferred Stocks — 0.8%
(Cost: $16,359,389)		39,983,637

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 07/22/22)	680,740	—
BTS Group Holdings PCL (Expires 11/20/26)	1,361,480	—
		—

Total Warrants — 0.0%
(Cost: $0)		—

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	106,127,318	106,180,382
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	7,800,000	7,800,000
		113,980,382

Total Short-Term Investments — 2.2%
(Cost: $113,927,354)		113,980,382

Total Investments in Securities — 102.1%
(Cost: $3,867,571,226)		5,298,774,340

Other Assets, Less Liabilities — (2.1)%		(110,164,014)

Net Assets — 100.0%		$5,188,610,326

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$91,718,593	$14,461,789	(a)	$—		$—	$—	$106,180,382	106,127,318	$643,068	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,790,000	—		(24,990,000	)(a)	—	—	7,800,000	7,800,000	184		—
						$—	$—	$113,980,382		$643,252		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$464,503,693	$4,679,356,240	$950,388	$5,144,810,321
Preferred Stocks	—	39,983,637	—	39,983,637
Warrants	—	—	—	—
Money Market Funds	113,980,382	—	—	113,980,382
	$578,484,075	$4,719,339,877	$950,388	$5,298,774,340

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2021

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust